Asset Under Development - Schedule of Estimated Outstanding Payments (Details) - Hilli Conversion to FLNG $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Payable within 6 months to December 31, 2017	$ 289,374
Payable within 12 months to December 31, 2018	76,609
Total estimated payment	$ 365,983